Capital Stock and Changes in Capital Accounts, textuals 6 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common stock granted in period	616,055	519,926	364,200
Restricted stock vested in period	(419,880)	(246,572)	(125,167)
[SubsidiariesMember]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common stock granted in period		213,331
Restricted common stock, Compensation Cost		3,200
Restricted stock vested in period		53,333
Percentage of restricted stock vested during the period		25.00%
Restricted common stock, Award Vesting Period		three years
Compensation Expense	7	1,331
[SubsidiariesMember] | [NoncontrollingInterestMember]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense		604